AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 68.6%
	AEROSPACE/DEFENSE — 2.7%
2,700	Northrop Grumman Corp.	$830,088
1,750	TransDigm Group, Inc.	773,587
		1,603,675
	AGRICULTURE — 1.0%
8,250	Philip Morris International, Inc.	577,995
	APPAREL — 1.5%
8,950	NIKE, Inc. - Class B	877,548
	BIOTECHNOLOGY — 2.6%
6,850	United Therapeutics Corp.*	828,850
2,400	Vertex Pharmaceuticals, Inc.*	696,744
		1,525,594
	BUILDING MATERIALS — 1.1%
12,800	Masco Corp.	642,688
	CHEMICALS — 2.3%
21,825	Dow, Inc.	889,587
800	Sherwin-Williams Co.	462,280
		1,351,867
	COMMERCIAL SERVICES — 2.8%
2,150	Cintas Corp.	572,674
17,850	Deluxe Corp.	420,189
3,750	PayPal Holdings, Inc.*	653,362
		1,646,225
	COMPUTERS — 6.6%
4,200	Apple, Inc.	1,532,160
82,350	Hewlett Packard Enterprise Co.	801,265
6,825	International Business Machines Corp.	824,255
17,250	NetApp, Inc.	765,383
		3,923,063
	ELECTRONICS — 0.8%
11,650	FLIR Systems, Inc.	472,641
	FOOD — 0.9%
5,250	J M Smucker Co.	555,503

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS — 2.4%
1,200	Intuitive Surgical, Inc.*	$683,796
3,250	West Pharmaceutical Services, Inc.	738,303
		1,422,099
	HEALTHCARE-SERVICES — 7.3%
5,075	Anthem, Inc.	1,334,623
4,900	HCA Healthcare, Inc.	475,594
2,025	Humana, Inc.	785,194
4,450	Molina Healthcare, Inc.*	792,011
3,200	UnitedHealth Group, Inc.	943,840
		4,331,262
	HOME BUILDERS — 1.5%
275	NVR, Inc.*	896,156
	HOUSEHOLD PRODUCTS/WARES — 1.7%
8,700	Avery Dennison Corp.	992,583
	INSURANCE — 0.9%
7,100	Progressive Corp.	568,781
	INTERNET — 13.7%
925	Alphabet, Inc. - Class A*	1,311,696
815	Amazon.com, Inc.*	2,248,438
700	Booking Holdings, Inc.*	1,114,638
6,225	Facebook, Inc. - Class A*	1,413,511
4,550	Netflix, Inc.*	2,070,432
		8,158,715
	MACHINERY-DIVERSIFIED — 1.3%
8,100	Dover Corp.	782,136
	MEDIA — 0.6%
16,500	AMC Networks, Inc. - Class A*	385,935
	MISCELLANEOUS MANUFACTURING — 1.5%
5,800	3M Co.	904,742
	OIL & GAS — 1.3%
17,150	Exxon Mobil Corp.	766,948

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS — 6.3%
6,350	AbbVie, Inc.	$623,443
2,950	Cigna Corp.	553,568
19,075	Herbalife Nutrition Ltd.*,1	857,993
11,200	Merck & Co., Inc.	866,096
26,150	Pfizer, Inc.	855,105
		3,756,205
	REITS — 0.7%
1,750	Essex Property Trust, Inc. - REIT	401,048
	SEMICONDUCTORS — 2.4%
10,900	Advanced Micro Devices, Inc.*	573,449
2,250	NVIDIA Corp.	854,797
		1,428,246
	SOFTWARE — 2.2%
1,650	Adobe, Inc.*	718,261
2,050	Intuit, Inc.	607,190
		1,325,451
	TELECOMMUNICATIONS — 2.5%
31,950	Cisco Systems, Inc.	1,490,148
	TOTAL COMMON STOCKS
	(Cost $39,784,257)	40,787,254
	EXCHANGE-TRADED FUNDS — 6.9%
48,700	Direxion Daily S&P 500 Bull 3X - ETF	2,036,147
45,900	ProShares UltraPro S&P 500	2,036,124
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,086,643)	4,072,271
	SHORT-TERM INVESTMENTS — 31.3%
18,608,958	Fidelity Investments Money Market Government Portfolio - Class I, 0.07%[2,3]	18,608,958
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,608,958)	18,608,958
	TOTAL INVESTMENTS — 106.8%
	(Cost $62,479,858)	63,468,483
	Liabilities in Excess of Other Assets — (6.8)%	(4,048,418)
	TOTAL NET ASSETS — 100.0%	$59,420,065

REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2020, the aggregate value of securities was $7,770,189, representing 13.1% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Long	Receive	OBRF01*	Monthly	8/12/2020	$11,821,000	$-	$52,874
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	OBRF01*	Monthly	8/12/2020	(11,805,200)	-	(276,950)
TOTAL EQUITY SWAP CONTRACTS								$(224,076)

*	OBFR01 - Overnight Bank Funding Rate, 0.08% as of June 30, 2020.

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Long		EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap's Notional Amount
100,000	Ishares Core U.S. Aggregate Bond ETF	$11,821,000	100.00%

Cowen Financial Product - AXS Multi-Strat Short		EQUITIES

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
(45,000)	iShares S&P 100 ETF	(6,408,900)	54.29%
(17,500)	SPDR S&P 500 ETF	(5,396,300)	45.71%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.